[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          Dodie Kent
                                          Vice President and
                                          Associate General Counsel
                                          212-314-3970
                                          Fax: 212-314-3959


September 8, 2009


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MONY America Variable Account L (the "Registrant") Registration Nos. 333-104162 and 811-04234; 333-06071 and 811-04234; 333-72596 and
          811-04234; 333-72578 and 811-04234; 333-56969 and 811-04234; 333-64417
          and 811-04234; 033-82570 and 811-04234; 002-95990 and 811-04234;
          and 333-134304 and 811-04234 (MONY Variable Universal Life - 2003; Corporate Sponsored Variable Universal Life; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; The Strategist; and Incentive Life Legacy, respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2009 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    - AIM V.I. Financial Services Fund
    - AIM V.I. Global Health Care Fund
    - AIM V.I. Technology Fund

o   AXA PREMIER VIP TRUST - Underlying Funds:
    - AXA Aggressive Allocation Portfolio
    - AXA Conservative Allocation Portfolio
    - AXA Conservative-Plus Allocation Portfolio
    - AXA Moderate Allocation Portfolio
    - AXA Moderate-Plus Allocation Portfolio
    - Multimanager Aggressive Equity Portfolio
    - Multimanager Core Bond Portfolio
    - Multimanager Health Care Portfolio
    - Multimanager International Equity Portfolio
    - Multimanager Large Cap Core Equity Portfolio
    - Multimanager Large Cap Growth Portfolio
    - Multimanager Large Cap Value Portfolio
    - Multimanager Mid Cap Growth Portfolio
    - Multimanager Mid Cap Value Portfolio
    - Multimanager Multi-Sector Bond Portfolio
    - Multimanager Small Cap Growth Portfolio
    - Multimanager Small Cap Value Portfolio
    - Multimanager Technology Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    - Dreyfus Stock Index Fund, Inc.

o   EQ ADVISORS TRUST - Underlying Funds:
    - All Asset Allocation Portfolio
    - EQ/AllianceBernstein International Portfolio
    - EQ/AllianceBernstein Small Cap Growth Portfolio
    - EQ/Ariel Appreciation II Portfolio
    - EQ/AXA Rosenberg Value Long/Short Equity Portfolio
    - EQ/BlackRock Basic Value Equity Portfolio
    - EQ/BlackRock International Value Portfolio
    - EQ/Bond Index Portfolio
    - EQ/Boston Advisors Equity Income Portfolio
    - EQ/Calvert Socially Responsible Portfolio
    - EQ/Capital Guardian Growth Portfolio
    - EQ/Capital Guardian Research Portfolio
    - EQ/Caywood-Scholl High Yield Bond Portfolio
    - EQ/Common Stock Index Portfolio
    - EQ/Core Bond Index Portfolio
    - EQ/Equity 500 Index Portfolio
    - EQ/Evergreen Omega Portfolio
    - EQ/Focus PLUS Portfolio
    - EQ/GAMCO Mergers and Acquisitions Portfolio
    - EQ/GAMCO Small Company Value Portfolio
    - EQ/Global Bond PLUS Portfolio
    - EQ/Global Multi-Sector Equity Portfolio
    - EQ/Intermediate Government Bond Index Portfolio
    - EQ/Government Securities Portfolio
    - EQ/International Core PLUS
    - EQ/International Growth Portfolio
    - EQ/JPMorgan Value Opportunities Portfolio
    - EQ/Large Cap Core PLUS
    - EQ/Large Cap Growth Index Portfolio
    - EQ/Large Cap Growth PLUS
    - EQ/Large Cap Value Index Portfolio
    - EQ/Large Cap Value PLUS Portfolio
    - EQ/Long Term Bond Portfolio
    - EQ/Lord Abbett Growth and Income Portfolio
    - EQ/Lord Abbett Large Cap Core Portfolio
    - EQ/Lord Abbett Mid Cap Value Portfolio
    - EQ/Mid Cap Index Portfolio
    - EQ/Mid Cap Value PLUS
    - EQ/Money Market Portfolio
    - EQ/Montag & Caldwell Growth Portfolio
    - EQ/PIMCO Ultra Short Bond Portfolio
    - EQ/Quality Bond PLUS Portfolio
    - EQ/Short Duration Bond Portfolio
    - EQ/Small Company Index Portfolio
    - EQ/T. Rowe Price Growth Stock Portfolio
    - EQ/UBS Growth and Income Portfolio
    - EQ/Van Kampen Comstock Portfolio
    - EQ/Van Kampen Mid Cap Growth Portfolio
    - EQ/Van Kampen Real Estate Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    - Asset Manager Portfolio
    - Contrafund(R) Portfolio
    - Growth and Income Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    - Franklin Income Securities Fund
    - Franklin Rising Dividends Securities Fund
    - Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    - Balanced Portfolio
    - Enterprise Portfolio
    - Forty Portfolio
    - Overseas Portfolio
    - Mid Cap Value Portfolio
    - Worldwide Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    - MFS Utilities Series

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    - Oppenheimer Global Securities Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    - Global Bond Portfolio (Unhedged)
    - StocksPLUS Growth & Income Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    - Emerging Markets Debt Portfolio
    - Global Value Equity Portfolio

o   VAN ECK WORLDWIDE INSURANCE TRUST - Underlying Funds:
    - Worldwide Bond Fund
    - Worldwide Emerging Markets Fund
    - Worldwide Hard Assets Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.


Very truly yours,


/S/ Dodie Kent
--------------
    Dodie Kent